Hybrid Financial Instruments: Convertible debentures with embedded derivatives - Schedule of Embedded Derivatives (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Beginning balance	$ 20,768,000	$ 0
Additions		26,539,000
Fair value reassessment		(5,771,000)
Market credit value increase (decrease)	(14,145,000)
Ending balance	6,623,000	20,768,000
Total convertible debentures with embedded derivatives	$ 36,996,585	$ 47,003,808